Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	82 Months Ended	83 Months Ended	92 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
PGIM Target Date 2060 Fund - Class R2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	14.40%		9.63%			9.25%
PGIM Target Date 2060 Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.02%		10.18%			9.80%
PGIM Target Date 2050 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	14.17%		9.30%			9.01%
PGIM Target Date 2045 Fund Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	13.73%		9.21%			9.06%
PGIM Target Date 2050 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.81%		9.85%			9.58%
PGIM Target Date 2040 Fund Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	12.70%		8.39%			8.38%
PGIM Target Date 2040 Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	13.25%		8.93%			8.93%
PGIM Target Date 2025 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	8.86%		5.33%			5.58%
PGIM Target Date 2055 Fund - Class R4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	14.59%		9.74%			9.52%
PGIM TARGET DATE 2025 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	9.54%		5.97%			6.20%
PGIM Target Date 2015 Fund Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	7.83%		4.42%			4.76%
PGIM TARGET DATE 2030 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	10.34%		6.73%			7.04%
PGIM Target Date Income Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	7.97%		4.29%			4.58%
PGIM Target Date 2035 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	11.50%		7.46%			7.52%
PGIM Jennison Diversified Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	27.33%		17.22%	16.48%
PGIM Jennison Rising Dividend Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	20.13%		11.33%	11.02%
PGIM Target Date 2055 Fund - Class R5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	14.75%		9.87%			9.64%
PGIM Target Date 2015 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.42%		4.94%			5.28%
Pgim Target Date 2035 Fund Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	12.08%		8.10%			8.15%
PGIM Target Date 2045 Fund Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	13.80%		9.33%			9.18%
PGIM Target Date 2065 Fund Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	14.21%	8.69%
PGIM Target Date 2045 Fund Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	13.12%		8.67%			8.52%
PGIM Target Date 2050 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	14.72%		9.52%			9.22%
PGIM Target Date 2060 Fund - Class R3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	14.55%		9.78%			9.42%
PGIM Target Date 2065 Fund Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	14.98%	9.36%
PGIM Target Date 2040 Fund CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	12.93%		8.57%			8.56%
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	14.00%		9.21%			8.98%
PGIM Target Date 2020 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.80%		5.26%			5.56%
PGIM Target Date 2025 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	9.19%		5.59%			5.85%
PGIM Target Date Income Fund - Class R1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	7.45%		3.80%			4.07%
PGIM Target Date 2020 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	8.22%		4.73%			5.02%
PGIM Target Date Income Fund - Class R5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.08%		4.42%			4.69%
PGIM TARGET DATE 2025 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	9.67%		6.11%			6.38%
PGIM Jennison Diversified Growth Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	20.13%		15.69%				13.44%
PGIM Target Date 2035 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	11.65%		7.71%			7.77%
PGIM Target Date 2030 Fund Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	10.33%		6.83%			7.12%
PGIM Jennison Rising Dividend Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	13.25%		9.78%				9.27%
PGIM Target Date 2015 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	7.97%	4.59%				4.92%
PGIM Target Date 2045 Fund Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	13.47%		8.94%			8.80%
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	14.37%		9.49%			9.26%
PGIM Target Date 2040 Fund Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	12.93%		8.66%			8.66%
PGIM Target Date 2050 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	14.53%		9.59%			9.27%
PGIM Target Date 2055 Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.89%		10.02%			9.80%
PGIM TARGET DATE 2035 FUND CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.13%		8.25%			8.30%
PGIM Target Date 2060 Fund - Class R4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	14.71%		9.91%			9.53%
PGIM Target Date 2065 Fund Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	14.26%	8.91%
PGIM Target Date 2065 Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.43%	9.57%
PGIM Target Date Income Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.22%		4.57%			4.86%
PGIM Target Date 2045 Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.01%		9.49%			9.35%
PGIM Target Date 2015 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.08%		4.68%			5.01%
PGIM Target Date Income Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	7.71%		4.07%			4.33%
PGIM Target Date 2020 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	8.47%		4.98%			5.27%
PGIM Target Date 2035 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	11.88%		7.87%			7.94%
PGIM Jennison Rising Dividend Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	17.91%		10.20%				9.08%
PGIM Target Date 2030 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	10.65%		7.09%			7.42%
PGIM Jennison Diversified Growth Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	24.80%		15.84%				13.07%
PGIM Target Date 2025 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	9.34%		5.75%			6.00%
PGIM Target Date 2020 Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.91%		5.36%			5.66%
PGIM Target Date 2030 Fund Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	10.51%		6.95%			7.26%
PGIM Target Date 2040 Fund Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	12.38%		8.12%			8.11%
PGIM TARGET DATE 2030 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	9.83%		6.29%			6.61%
PGIM Target Date 2065 Fund Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	14.64%	9.11%
PGIM Target Date 2040 Fund Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	13.03%		8.78%			8.77%
PGIM Target Date Income Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	7.87%		4.21%			4.48%
PGIM TARGET DATE 2030 FUND CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	10.15%		6.56%			6.89%
PGIM Jennison Diversified Growth Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	27.33%		17.22%	16.48%
Pgim Target Date 2035 Fund Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	12.24%		8.04%			8.09%
PGIM Target Date 2020 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	8.61%		5.14%			5.44%
PGIM Target Date 2015 Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.28%		4.79%			5.14%
PGIM Target Date 2015 Fund Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	7.58%		4.16%			4.51%
PGIM Target Date 2020 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.99%		5.52%			5.77%
PGIM Target Date 2025 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	9.44%		5.87%			6.11%
PGIM Target Date 2065 Fund Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	14.87%	9.25%
PGIM Jennison Rising Dividend Fund - Class Z [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	20.18%		11.28%				10.16%
PGIM Target Date 2045 Fund Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	13.61%		9.09%			8.95%
PGIM Target Date 2060 Fund - Class R5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	14.73%		10.00%			9.63%
PGIM Target Date 2050 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	13.95%		9.02%			8.75%
PGIM 60/40 Allocation Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	17.67%		9.04%		8.90%
PGIM Target Date 2050 Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	14.52%		9.66%			9.39%
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	14.48%		9.64%			9.41%
PGIM Target Date 2060 Fund - Class R1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	14.12%		9.35%			8.98%
Without Sales Load [Member] | PGIM Jennison Diversified Growth Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	27.12%		17.00%				14.08%
Without Sales Load [Member] | PGIM Jennison Rising Dividend Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	19.84%		11.03%				9.89%
Without Sales Load [Member] | PGIM Jennison Rising Dividend Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	18.91%		10.20%				9.08%
Without Sales Load [Member] | PGIM Jennison Diversified Growth Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	25.80%		15.84%				13.07%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	14.22%	15.00%	14.12%	14.27%	14.76%	13.15%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.10%	(0.28%)	0.19%		1.02%	1.41%
PGIM Target Date 2025 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2025 Custom Benchmark
Average Annual Return, Percent	9.35%		6.14%			6.61%
SP Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	10.64%		6.43%			7.09%
PGIM Target Date 2015 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2015 Custom Benchmark
Average Annual Return, Percent	7.99%		4.91%			5.37%
Standard and Poors Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	9.56%		5.27%			5.87%
PGIM Target Date 2035 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2035 Custom Benchmark
Average Annual Return, Percent	11.97%		8.47%			8.92%
Standard Poors Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	13.25%		8.49%			8.86%
PGIM Target Date 2065 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2065 Custom Benchmark
Average Annual Return, Percent	15.21%	9.56%
S and P Target Date 2065 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	15.83%	9.52%
PGIM Target Date 2055 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2055 Custom Benchmark
Average Annual Return, Percent	15.02%		10.32%			10.57%
Standard Poors Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	15.52%		10.22%			10.34%
PGIM Target Date Income Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date Income Custom Benchmark
Average Annual Return, Percent	7.84%		4.53%			4.90%
Standard Poors Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	8.98%		4.23%			4.77%
PGIM Target Date 2020 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2020 Custom Benchmark
Average Annual Return, Percent	8.66%		5.53%			5.96%
S and P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	10.30%		5.63%			6.32%
PGIM Target Date 2045 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2045 Custom Benchmark
Average Annual Return, Percent	13.93%		9.72%			10.05%
Standard Poors Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	15.04%		9.87%			10.00%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	26.94%		18.41%	17.85%			16.31%
PGIM Target Date 2040 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2040 Custom Benchmark
Average Annual Return, Percent	13.15%		9.20%			9.61%
Standard Poors Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	14.40%		9.34%			9.57%
PGIM Target Date 2030 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2030 Custom Benchmark
Average Annual Return, Percent	10.35%		7.21%			7.79%
Standard Poors Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	11.93%		7.42%			7.96%
PGIM Target Date 2050 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2050 Custom Benchmark
Average Annual Return, Percent	14.75%		10.12%			10.40%
Standard Poors Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	15.48%		10.15%			10.26%
Custom Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Benchmark Index
Average Annual Return, Percent	15.16%		9.16%		9.10%
PGIM Target Date 2060 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2060 Custom Benchmark
Average Annual Return, Percent	15.09%		10.44%			10.67%
SP Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	15.55%		10.25%			10.42%